SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION AND REVENUE ANALYSIS
Schedule of revenue disaggregated by geographic region

	For the years ended
	December 31,
	2025	2024	2023
PRC	$13,495,375	36,184,886	31,457,908
Hong Kong	7,988,415	—	—
United States	938,745	852,222	—
Malaysia	106,002	—	—
Nepal	8,479	—	—
Total	$22,537,016	$37,037,108	$31,457,908

Summary information for reporting segment

	Year Ended December 31,
	2025	2024	2023
	US$	US$	US$
Revenues	$22,537,016	$37,037,108	$31,457,908
Cost of revenues	(3,653,278)	(4,383,363)	(4,227,409)
Gross profit	18,883,738	32,653,745	27,230,499
Operating expenses:
Selling and marketing expenses	(10,264,507)	(4,061,116)	(2,547,000)
General and administrative expenses	(14,119,024)	(7,103,226)	(8,546,880)
Research and development expenses	(20,131,012)	(6,174,365)	(4,274,894)
Total operating expenses	(44,514,543)	(17,338,707)	(15,368,774)
Income/(loss) from operations	(25,630,805)	15,315,038	11,861,725
Interest expense	(737,671)	(576,752)	(285,833)
Interest income	301	393	1,562
Subsidy income	93,394	266	791,959
Other expenses, net	(100,195)	(651,657)	(10,211)
Income/(loss) before income tax	(26,374,976)	14,087,288	12,359,202

Schedule of revenue by major customers

	For the years ended
	December 31,
	2025	2024	2023
Distributors	$18,407,591	$17,220,009	$14,995,701
Direct customers(1)	4,129,425	19,817,099	16,462,207
Total	$22,537,016	$37,037,108	$31,457,908
(1)	Revenue from direct customers include revenue from sales of medical devices to hospitals (i.e. directly or through deliverers).

Schedule of timing of revenue recognition and disaggregation by major product type

	For the years ended
	December 31,
	2025	2024	2023
At a point of time	$22,537,016	$37,037,108	$31,457,908

	For the years ended
	December 31,
	2025	2024	2023
MWA devices	$22,537,016	$37,027,277	$30,940,383
– MWA needles	17,214,751	33,826,455	26,278,169
– MWA therapeutic apparatus	5,322,265	3,200,822	4,662,214
Other medical devices	—	9,831	517,525
Total	$22,537,016	$37,037,108	$31,457,908